RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Compensation [member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]	The table below details, on an aggregated basis, key management personnel compensation:

	2018 £m	2017 £m	2016 £m
Compensation
Salaries and other short-term benefits	13	13	17
Post-employment benefits	–	–	–
Share-based payments	17	22	23
Total compensation	30	35	40

Defined benefit plans [member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]
	2018 million	2017 million	2016 million
Share options over Lloyds Banking Group plc shares
At 1 January	1	3	9
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	–	–	3
Exercised/lapsed (includes entitlements of former key management personnel)	(1)	(2)	(9)
At 31 December	–	1	3
	2018 million	2017 million	2016 million
Share plans settled in Lloyds Banking Group plc shares
At 1 January	82	65	82
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	39	37	29
Exercised/lapsed (includes entitlements of former key management personnel)	(37)	(20)	(46)
At 31 December	84	82	65

Deposits Placed [member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]
	2018 £m	2017 £m	2016 £m
Deposits
At 1 January	20	12	13
Placed (includes deposits of appointed key management personnel)	33	41	41
Withdrawn (includes deposits of former key management personnel)	(33)	(33)	(42)
At 31 December	20	20	12

Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank [member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Balances due to and from the Parent and Subsidiaries of the Bank [Text Block]	The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc and fellow subsidiaries of the Bank. These are included on the balance sheet as follows:

	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	1,878	6,195	993	3,352
Financial assets at fair value through profit or loss	1,062	1,949	1,062	–
Derivative financial instruments	2,589	666	2,558	327
	5,529	8,810	4,613	3,679
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	19,663	13,237	16,687	10,684
Financial liabilities at fair value through profit or loss	137	–	137	–
Derivative financial instruments	2,693	1,384	2,184	265
Debt securities in issue	193	181	7	–
Subordinated liabilities	2,985	2,841	2,900	2,741
	25,671	17,643	21,915	13,690

The Group [member] | Loans and receivables, category [member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]	The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2018 £m	2017 £m	2016 £m
Loans
At 1 January	2	4	5
Advanced (includes loans of appointed key management personnel)	1	1	3
Repayments (includes loans of former key management personnel)	(1)	(3)	(4)
At 31 December	2	2	4

The Bank [member] | Balances and transactions between members of the Lloyds Bank Group [member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about unconsolidated subsidiaries [text block]	The Bank, as a result of its position as parent of a banking group, has a large number of transactions with various of its subsidiary undertakings; these are included on the balance sheet of the Bank as follows:

	2018 £m	2017 £m
Assets, included within:
Derivative financial instruments	7,385	7,851
Financial assets at fair value through profit or loss	8	603
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	152,592	160,108
Available-for-sale financial assets		2,051
	159,985	170,613
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	71,696	102,085
Financial liabilities at fair value through profit or loss	142	221
Derivative financial instruments	6,335	7,528
Debt securities in issue	124	106
Subordinated liabilities	58	53
	78,355	109,993